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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended: 3/31/01
                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address: 180 North LaSalle Street, Suite 3600
          ---------------------------------------------
          Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Nancy B. Lynn
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   312 849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                      Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

 None


                                                             FORM 13F
                              Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC - 1Q01
------------------------------------------------------------------------------------------------------------------------------------
          Item 1:               Item 2:      Item 3:      Item 4:       Item 5:    Item 6:     Item 7:            Item 8:
       Name of Issuer           Title of      CUSIP     Fair Market    Shares of  Investment  Managers   Voting Authority (Shares)
                                 Class       Number        Value       Principal  Discretion     See   ----------------------------
                                                                         Amount   ---------- Instr. V (a) Sole (b) Shared (c) None
                                                                                  (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &
 Management Company           Common Stock  03748R101 $54,229,000.00    1,219,989  1,219,989              1,003,057         216,932
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.            Common Stock   39793104 $   337,000.00       14,300     14,300                 14,300
-----------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust   Common Stock   39581103 $18,604,000.00      756,247    756,247                605,922         150,325
-----------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.   Common Stock   53484101 $42,717,000.00      932,476    932,476                784,376         148,100
-----------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty             Common Stock  105368203 $26,355,000.00    1,324,355  1,324,355              1,090,478         233,877
-----------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor     Common Stock   76446301 $16,107,000.00      858,600    858,600                739,764         118,836
-----------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.   Common Stock  112900105 $24,743,000.00    1,486,071  1,486,071              1,220,279         265,792
-----------------------------------------------------------------------------------------------------------------------------------
BRE Properties                Common Stock  5.56E+109 $   294,000.00       10,143     10,143                  9,331             812
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.       Common Stock  101121101 $28,063,000.00      729,851    729,851                601,348         128,503
-----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties   Common Stock  124830100 $19,622,000.00      737,665    737,665                631,677         105,988
-----------------------------------------------------------------------------------------------------------------------------------
Catellus Development          Common Stock  149111106 $11,961,000.00      759,427    759,427                658,133         101,294
-----------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corporation  Common Stock  554489104 $ 4,226,000.00      156,500    156,500                135,100          21,400
-----------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.      Common Stock  163262108 $ 8,942,000.00      211,887    211,887                184,966          26,921
-----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust         Common Stock  133131102 $20,806,000.00      625,732    625,732                540,187          85,545
-----------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty
Corporation                   Common Stock  264411505 $37,898,000.00    1,637,079  1,637,079              1,366,592         270,487
-----------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties          Common Stock  277276101 $17,399,000.00      738,793    738,793                636,454         102,339
-----------------------------------------------------------------------------------------------------------------------------------
                              Common Stock
                               Beneficial
Equity Office Properties        Interest    294741103 $48,577,000.00    1,734,880  1,734,880              1,485,396         249,484
-----------------------------------------------------------------------------------------------------------------------------------
                              Common Stock
Equity Residential             Beneficial
 Properties                     Interest    29476L107 $33,446,000.00      642,822    642,822                556,157          86,665
-----------------------------------------------------------------------------------------------------------------------------------

Extended Stay America Inc.    Common Stock  30224P101 $ 8,826,000.00      588,374    588,374                503,284          85,090
-----------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.    Common Stock  297178105 $23,672,000.00      492,661    492,661                394,843          97,818
-----------------------------------------------------------------------------------------------------------------------------------
General Growth
 Properties, Inc.             Common Stock  370021107 $32,453,000.00      928,567    928,567                777,476         151,091
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.           Common Stock  44107P104 $ 6,627,000.00      567,334    567,334                484,419          82,915
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging              Common Stock  85590A203 $42,909,000.00    1,261,664  1,261,664              1,076,238         185,426
-----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust  Common Stock  44106M102 $ 8,517,000.00      322,619    322,619                276,626          45,993
-----------------------------------------------------------------------------------------------------------------------------------
iShares Cohen & Steers Realty Common Stock  464287564 $ 1,567,000.00       20,000     20,000                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation      Common Stock  49446R109 $11,354,000.00      264,056    264,056                230,091          33,965
-----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                 Common Stock  49427F108 $22,620,000.00      843,725    843,725                684,473         159,252
-----------------------------------------------------------------------------------------------------------------------------------
Lodgian Inc.                  Common Stock  54021P106 $    30,500.00       30,000     30,000                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.    Common Stock  58984Y103 $   210,000.00       10,500     10,500                 10,500
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf
 Properties, Inc.             Common Stock  694396102 $ 9,683,000.00    1,713,871  1,713,871              1,306,366         407,505
-----------------------------------------------------------------------------------------------------------------------------------
Philips International Realty  Common Stock  718333107 $ 4,021,000.00      980,820    980,820                848,116         132,704
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.      Common Stock  70159Q104 $ 5,577,000.00      194,334    194,334                163,956          30,378
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                Common Stock  743410102 $48,365,000.00    2,408,633  2,408,633              2,001,015         407,618
-----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F
                              Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC - 1Q01
------------------------------------------------------------------------------------------------------------------------------------
          Item 1:            Item 2:      Item 3:      Item 4:        Item 5:    Item 6:       Item 7:           Item 8:
       Name of Issuer        Title of     CUSIP      Fair Market     Shares of  Investment    Managers    Voting Authority (Shares)
                              Class       Number        Value        Principal  Discretion  See Instr. V ---------------------------
                                                                      Amount    ----------                (a)Sole (b)Shared (c)None
                                                                                 (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty        Common Stock  69806L104   $  8,749,000.00    395,002    395,002                  342,223            52,779
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust Common Stock  740706106   $ 16,265,000.00    659,836    659,836                  569,911            89,925
                          Beneficial
                          Interest
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.     Common Stock  737464107   $    350,000.00     10,000     10,000                   10,000
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc/CA Common Stock  69360J107   $ 18,615,000.00    685,621    685,621                  550,700           134,921
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group
  Series                  Common Stock  81413P204   $ 17,044,000.00    821,375    821,375                  711,401           109,974
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.   Common Stock  866239106   $ 11,860,000.00    484,085    484,085                  417,684            66,401
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc   Common Stock  848497103   $ 78,177,000.00  1,425,279  1,425,279                1,203,495           221,784
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc      Common Stock  866674104   $ 16,519,000.00    500,584    500,584                  433,764            66,820
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.     Common Stock  876664103   $  3,564,000.00    295,800    295,800                  256,900            38,900
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation   Common Stock  896938107   $ 20,629,000.00  1,370,706  1,370,706                  117,946           252,760
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty         Common Stock  948741103   $    897,000.00     21,200     21,200                   21,200
----------------------------------------------------===============-----------------------------------------------------------------
                          Subtotal Common           $833,426,500.00
Preferred
------------------------------------------------------------------------------------------------------------------------------------
                          Subtotal Preferred               -
                                                    ---------------
                          Grand Total               $833,426,500.00
                                                    ===============